OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
OPTIONS
Summary of the Company's outstanding options

	Number of shares	Wtd. Avg.	Wtd. Avg.	Intrinsic
	Shares	Exercise Price	Remaining Term	Value
Outstanding at December 31, 2012	2,820,000	0.25	5.00	211,500

Granted	1,750,000	0.58	—	—

Exercised	142,500	0.25	—	—

Outstanding at September 30, 2013	4,427,500	0.38	4.23	177,323

	Outstanding and Exercisable Options
		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average	Intrinsic
Exercise Price	Shares	(in years)	of Shares	Exercise Price	Value
$0.25	2,820,000	5	$705,000	$0.25	$0
	2,820,000		$705,050	$0.25	0